UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue	$ 823.7	$ 789.8	$ 1,412.0	$ 1,414.9	$ 2,986.4	$ 3,083.8	$ 2,716.3
Expenses:
Direct operating	628.2	510.5	983.8	872.5	1,886.7	2,207.9	1,922.1
Distribution and marketing	134.0	107.5	226.6	236.9	462.3	304.2	315.2
General and administration	84.9	87.1	177.0	175.5	349.2	387.0	342.7
Depreciation and amortization	4.2	3.8	8.8	8.0	15.6	17.9	18.1
Restructuring and other	7.2	4.9	34.9	9.0	132.9	27.2	6.3
Total expenses	858.5	713.8	1,431.1	1,301.9	2,846.7	2,944.2	2,604.4
Operating income (loss)	(34.8)	76.0	(19.1)	113.0	139.7	139.6	111.9
Interest expense	(63.0)	(51.7)	(121.6)	(101.6)	(222.5)	(162.6)	(115.0)
Interest and other income	3.3	2.9	8.4	5.1	19.2	6.4	28.0
Other expense	(13.8)	(10.0)	(15.2)	(13.7)	(20.0)	(21.2)	(8.6)
Loss on extinguishment of debt	(0.5)	0.0	(1.5)	0.0	(1.3)	(1.3)	(3.4)
Loss on investments, net	0.0	(1.6)	0.0	(1.7)
Gain on investments, net					3.5	44.0	1.3
Equity interests income (loss)	(0.1)	1.8	0.8	1.5	8.7	0.5	(3.0)
Income (loss) before income taxes	(108.9)	17.4	(148.2)	2.6	(72.7)	5.4	11.2
Income tax provision	(5.1)	(3.9)	(10.1)	(10.4)	(34.2)	(14.3)	(17.3)
Net income (loss)	(114.0)	13.5	(158.3)	(7.8)	(106.9)	(8.9)	(6.1)
Less: Net loss attributable to noncontrolling interests	0.6	1.7	1.5	2.5	13.4	8.6	17.2
Net income (loss) attributable to Lionsgate Studios Corp. shareholders	$ (113.4)	$ 15.2	$ (156.8)	$ (5.3)	$ (93.5)	$ (0.3)	$ 11.1
Per share information attributable to Lionsgate Studios Corp. shareholders:
Basic net income (loss) per common share (in USD per share)	$ (0.39)	$ 0.06	$ (0.56)	$ (0.02)	$ (0.42)	$ 0	$ 0.04
Diluted net income (loss) per common share (in USD per share)	$ (0.39)	$ 0.06	$ (0.56)	$ (0.02)	$ (0.42)	$ 0	$ 0.04
Weighted average number of common shares outstanding:
Basic (in shares)	288.7	253.4	280.6	253.4	253.4	253.4	253.4
Diluted (in shares)	288.7	253.4	280.6	253.4	253.4	253.4	253.4
Starz Business of Lions Gate Entertainment Corp
Revenue			$ 694.5	$ 690.8	$ 1,392.4	$ 1,422.5	$ 1,450.7
Expenses:
Direct operating			362.0	357.0	692.6	715.9	655.7
Distribution and marketing			205.4	210.8	423.6	423.5	450.9
General and administration			52.9	65.2	129.2	124.0	116.0
Depreciation and amortization			82.8	77.9	161.8	155.7	152.6
Restructuring and other			(1.7)	130.6	224.8	89.9	10.5
Goodwill and intangible asset impairment			0.0	663.9	663.9	1,261.7	0.0
Total expenses			701.4	1,505.4	2,295.9	2,770.7	1,385.7
Operating income (loss)			(6.9)	(814.6)	(903.5)	(1,348.2)	65.0
Interest expense			(23.1)	(24.2)	(47.2)	(58.6)	(60.9)
Interest and other income			1.9	0.2	3.5	0.6	0.5
Other expense			(3.7)	(4.1)	(7.5)	(6.7)	(2.7)
Loss on extinguishment of debt			(4.9)	21.2	21.2	58.7	(24.8)
Income (loss) before income taxes			(36.7)	(821.5)	(933.5)	(1,354.2)	(22.9)
Income tax provision			7.2	74.3	128.9	18.3	(7.1)
Net income (loss) from continuing operations, net of tax			(29.5)	(747.2)	(804.6)	(1,335.9)	(30.0)
Net income (loss) from discontinued operations, net of income taxes			3.1	(88.0)	(110.6)	(535.1)	(125.3)
Net income (loss)			(26.4)	(835.2)	(915.2)	(1,871.0)	(155.3)
Net income (loss) attributable to Lionsgate Studios Corp. shareholders			(26.4)	(835.2)	(915.2)	(1,871.0)	(155.3)
Nonrelated Party
Revenue	$ 601.7	$ 599.0	1,086.3	1,126.5	2,440.5	2,308.3	2,068.1
Related Party
Revenue	$ 222.0	$ 190.8	$ 325.7	$ 288.4	$ 545.9	$ 775.5	$ 648.2